Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (299,325)	$ (87,352)	$ (253,877)
Adjustments to reconcile loss to net cash flows:
Amortization of intangible assets	2,334	2,333	2,333
Share based compensation			52,291
Decrease (increase) in prepaid expenses and receivables	(8,185)	(3,968)	38,810
Increase (decrease) in trade accounts payable	45,117	(18,266)	(5,773)
Increase (decrease) in accrued liabilities	49,739	(33,480)	41,301
Net cash used in operating activities	(210,320)	(140,733)	(124,915)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment on account of intangibles assets
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (to) related party loans	(13,293)	149,145	58,624
Receipt on account of shares not yet issued	157,551
Proceeds from stock issued for cash	85,000	10,000
Net cash provided by financing activities	229,258	159,145	58,624
Increase (decrease) in cash and cash equivalents	18,938	18,412	(66,291)
Cash and cash equivalents at the beginning of the period	18,996	584	66,875
Cash and cash equivalents at the end of the period	37,934	18,996	584
Non-cash transactions
Issuance of shares for services accrued in previous years		55,291
Conversion of related party debt		$ 12,870